UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21584

The Victory Institutional Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Road Columbus, OH			43219
(Address of principal executive offices)			(Zip code)

BISYS Fund Services, Inc. 3435 Stelzer Road Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	10/31/06

Date of reporting period:	04/30/06

Item 1. Reports to Stockholders.

April 30, 2006

Semi Annual Report

Institutional Diversified Stock Fund

Institutional Liquid Reserves Fund

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

Table of Contents

Shareholder Letter	3

Financial Statements

Schedules of Investments	4

Statements of Assets and Liabilities	9

Statements of Operations	10

Statements of Changes in Net Assets	11

Financial Highlights	12

Notes to Financial Statements	14

Supplemental Information	18

Proxy Voting and Form N-Q Information	18

Expense Examples	18

Portfolio Holdings	19

Trustee and Officer Information	20

Advisory Contract Renewal	23

The Funds are distributed by Victory Capital Advisers Inc., which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment adviser to the Funds and receives a fee from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Institutional Diversified Stock Fund and Institutional Liquid Reserves Fund.

An investment in the Institutional Liquid Reserves Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC,
are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

The Victory Institutional
Funds

Call Victory at:

866-689-6999

Visit our web site at:

www.VictoryConnect.com

This page is intentionally left blank.

Letter to Our Shareholders

The equity market was strong in the first four months of 2006, even in the face of higher interest rates and rising commodities prices. Returns were healthy for all market capitalizations over the six-month reporting period, with small and mid cap stocks leading the way. Key drivers of the market were continued robust economic growth, solid first quarter earnings, the absence of meaningful wage pressures and rising merger and acquisition activity.

The Federal Reserve maintained its policy of removing what it believes to be an accommodative policy. The entire fixed income maturity spectrum felt the brunt of Fed tightening activity over the last six months. Returns were relatively flat during this period with the exception of modest positive gains for the shorter maturities.

Turning to the regulatory framework, we believe the integrity of the securities markets and mutual fund providers is absolutely vital to investors. Consistent with this philosophy, Victory and the Board of Trustees have had a long-standing commitment to strong compliance and risk management programs. We are dedicated to being at the forefront in meeting the standards of our industry regulators.

At Victory Capital Management, we are aggressively implementing our strategic plan. Chief investment officers for each investment strategy have been assigned, with the primary responsibility of ensuring their respective teams generate added value and manage risk. Further, we have constructed a successful collaboration between our portfolio managers and analysts who use quantitative and qualitative disciplines as part of our investment processes. And new technology is being applied throughout our organization to strengthen our investment and portfolio decision making.

Our commitment to human resources is crucial to our success, and we have been successful in attracting, developing and retaining the most talented professionals in the asset management industry. Victory has strengthened all areas of the organization, including management, research, trading, portfolio management and operations, and our efforts are swiftly paying off.

We extend our deepest thanks for the contributions made by Kathy Dennis, who resigned as President of the Victory Funds in January. Throughout her twelve-year tenure with Victory, her primary focus centered on the Victory Funds. We wish her all the best.

In closing, we appreciate the confidence of our shareholders in the Victory Institutional Funds. Please feel free to contact us at 1-866-689-6999 or through our website at www.VictoryConnect.com if you have questions or would like further information.

David C. Brown

President

The Victory Institutional Portfolios

The Victory Institutional Funds  Schedules of Investments
Institutional Diversified Stock Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares or Amount	Principal Value
Commercial Paper (3.1%)
Chesham Finance, 4.83%, 5/1/06	$2,421	$2,421
Total Commercial Paper (Cost $2,421)		2,421
Common Stocks (96.7%)
Aerospace/Defense (2.0%)
Honeywell International, Inc.	36,150	1,536
Aluminum (1.5%)
Alcoa, Inc.	34,600	1,169
Apparel & Footwear (0.4%)
Nike, Inc., Class B	3,450	282
Banks (3.3%)
Bank of America Corp.	41,350	2,064
North Fork Bancorporation, Inc.	14,900	449
		2,513
Biotechnology (4.1%)
Amgen, Inc. (b)	47,075	3,187
Brokerage Services (2.1%)
Merrill Lynch & Co., Inc.	21,100	1,609
Chemicals — General (1.1%)
PPG Industries, Inc.	12,300	826
Computers & Peripherals (5.3%)
Dell, Inc. (b)	37,500	983
International Business Machines Corp.	37,475	3,085
		4,068
Cosmetics & Toiletries (3.0%)
Procter & Gamble Co.	40,325	2,347
Electronics (5.2%)
General Electric Co.	104,067	3,600
Koninklijke Philips Electronics N.V.	12,800	441
		4,041
Engineering (2.6%)
ABB Ltd., ADR (b)	139,000	1,977
Entertainment (2.1%)
The Walt Disney Co.	56,800	1,588
Financial & Insurance (0.1%)
Ambac Financial Group, Inc.	1,235	102
Financial Services (4.0%)
American Express Co.	21,725	1,169
Capital One Financial Corp.	7,300	632
Morgan Stanley	20,582	1,324
		3,125

See notes to schedules of investments and notes to financial statements.

The Victory Institutional Funds  Schedules of Investments — continued
Institutional Diversified Stock Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Forest Products — Lumber & Paper (1.0%)
Weyerhaeuser Co.	11,500	$810
Health Care (3.5%)
McKesson Corp.	11,300	549
Medtronic, Inc.	42,875	2,149
		2,698
Heavy Machinery (4.7%)
Caterpillar, Inc.	22,525	1,706
Deere & Co.	21,575	1,894
		3,600
Hotels & Motels (0.5%)
Starwood Hotels & Resorts Worldwide, Inc.	6,750	387
Insurance (6.1%)
American International Group, Inc.	40,825	2,664
CIGNA Corp.	5,375	575
Genworth Financial, Inc., Class A	11,475	381
Marsh & McLennan Cos., Inc.	34,900	1,070
		4,690
Internet Business Services (0.4%)
Symantec Corp. (b)	20,800	341
Internet Service Provider (1.7%)
Yahoo, Inc. (b)	39,750	1,303
Manufacturing — Miscellaneous (2.4%)
Pentair, Inc.	5,550	212
Siemens AG, ADR	17,300	1,638
		1,850
Medical Services (0.7%)
Medco Health Solutions, Inc. (b)	10,750	572
Mining (3.9%)
Newmont Mining Corp.	51,150	2,985
Oil & Gas Exploration, Production & Services (3.6%)
Canadian Natural Resources Ltd.	6,100	367
Chesapeake Energy Corp.	13,750	436
Transocean, Inc. (b)	24,200	1,962
		2,765
Oil — Integrated Companies (1.5%)
Amerada Hess Corp.	8,075	1,157
Oilfield Services & Equipment (6.2%)
Halliburton Co.	46,450	3,630
Weatherford International Ltd. (b)	22,400	1,186
		4,816
Pharmaceuticals (3.4%)
Novartis AG, ADR	21,150	1,216
Pfizer, Inc.	55,450	1,405
		2,621

See notes to schedules of investments and notes to financial statements.

The Victory Institutional Funds  Schedules of Investments — continued
Institutional Diversified Stock Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Railroads (0.3%)
Union Pacific Corp.	2,222	$203
Real Estate Investment Trusts (1.1%)
Equity Office Properties Trust	25,750	832
Retail — Discount (0.7%)
TJX Cos., Inc.	22,300	538
Retail — Specialty Stores (1.4%)
Tiffany & Co.	30,350	1,059
Semiconductors (1.0%)
Freescale Semiconductor, Inc. (b)	4,000	127
Maxim Integrated Products, Inc.	17,300	610
		737
Software & Computer Services (7.6%)
First Data Corp.	32,600	1,555
Microsoft Corp.	77,300	1,866
Oracle Corp. (b)	170,864	2,492
		5,913
Telecommunications — Services & Equipment (3.6%)
Nokia Corp., ADR	124,000	2,810
Tobacco (1.0%)
UST, Inc.	17,500	769
Transportation Services (2.0%)
United Parcel Service, Inc., Class B	19,500	1,581
Utilities — Telecommunications (1.6%)
Sprint Nextel Corp.	50,850	1,261
Total Common Stocks (Cost $69,639)		74,668
Total Investments (Cost $72,060) (a) — 99.8%		77,089
Other assets in excess of liabilities — 0.2%		152
NET ASSETS — 100.0%		$77,241

See notes to schedules of investments and notes to financial statements.

The Victory Institutional Funds  Schedules of Investments
Institutional Liquid Reserves Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Certificates of Deposit (12.2%)
Bank of New York, 4.41%, 10/5/06	$6,000	$6,000
Credit Suisse First Boston NY, 4.78%, 5/30/06	8,000	8,001
Dexia Bank, NY, 4.91%, 11/8/06	4,000	4,000
HBOS Treasury Services NY, 4.28%, 9/29/06	2,000	2,000
National City Bank, 4.97%, 2/28/07	2,000	2,000
Royal Bank of Scotland NY, 4.75%, 12/8/06	5,000	5,000
Total Certificates of Deposit (Amortized Cost $27,001)		27,001
Commercial Paper (38.4%)
Abbey National LLC, 4.78%, 5/10/06	20,000	19,976
Amstel Funding Corp., 4.80%, 6/8/06 (c)	15,000	14,924
Blue Bell Funding Corp., 4.78%, 5/1/06 (c)	10,000	10,000
Blue Bell Funding Corp., 4.79%, 5/5/06 (c)	15,000	14,992
Koch Industries LLC, 4.77%, 5/8/06 (c)	9,950	9,941
Rabobank USA Finance, 4.82%, 5/1/06	15,000	15,000
Total Commercial Paper (Amortized Cost $84,833)		84,833
Corporate Bonds (11.8%)
Bank One NA, 4.78%*, 5/1/06	10,000	9,999
BP Capital Markets PLC, 2.75%, 12/29/06	8,465	8,346
General Electric Capital Corp., 2.75%, 9/25/06, MTN	2,000	1,982
HSBC Bank USA, 4.72%*, 5/4/06	5,700	5,700
Total Corporate Bonds (Amortized Cost $26,027)		26,027
Investment Company (0.3%)
Bank of New York Cash Reserve Fund	634,356	634
Total Investment Company (Cost $634)		634
Taxable Municipal Bonds (2.3%)
North Carolina (2.3%)
Capital Facilities Finance Agency Revenue, Wolfpack Powers, Series B, 4.93%*, 9/1/18, LOC Bank of America N.A.	5,200	5,200
Total Municipal Bonds (Amortized Cost $5,200)		5,200
Repurchase Agreement (28.0%)
Deutsche Bank Securities, Inc., 4.79%, 5/1/06 (Date of Agreement 4/28/06, Proceeds at maturity $62,025 collateralized by $63,240 various U.S. Government securities, 0.00%-5.08%, 4/1/13-1/1/40, market value $63,048)	62,000	62,000
Total Repurchase Agreement (Amortized Cost $62,000)		62,000

See notes to schedules of investments and notes to financial statements.

The Victory Institutional Funds  Schedules of Investments — continued
Institutional Liquid Reserves Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
U.S. Government Agencies (6.7%)
Federal Home Loan Bank (2.7%)
3.85%, 8/4/06, Callable 5/4/06 @ 100	$3,000	$2,997
6.38%, 8/15/06	3,095	3,115
4.02%, 7/20/06	5,000	4,995
		11,107
Federal Home Loan Mortgage Corp. (1.7%)
2.05%, 6/16/06, MTN	3,780	3,769
Total U.S. Government Agencies (Amortized Cost $14,876)		14,876
Total Investments (Cost $220,571) (d) — 99.7%		220,571
Other assets in excess of liabilities — 0.3%		755
NET ASSETS — 100.0%		$221,326

Notes to Schedules of Investments

(a)  Represents cost for financial reporting purposes.

At April 30, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for income tax purposes, were as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Institutional Diversified Stock Fund	$72,379	$5,929	$(1,219)	$4,710

(b)  Non-income producing securities.

(c)  Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)  Represents cost for financial reporting and federal income tax purposes.

*  Variable rate security. Rate presented represents rate in effect at April 30, 2006. Maturity date reflects actual maturity date.

ADR — American Depositary Receipts

LLC — Limited Liability Corp.

LOC — Letter of Credit

MTN — Medium Term Note

PLC — Public Liability Co.

See notes to schedules of investments and notes to financial statements.

  Statements of Assets and Liabilities
The Victory Institutional Funds  April 30, 2006

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Institutional Diversified Stock Fund		Institutional Liquid Reserves Fund
ASSETS:
Investments, at value (Cost $72,060, $158,571)	$77,089		$158,571
Repurchase agreements, at value (a)	—		62,000
Total Investments	77,089		220,571
Cash	50		—
Interest and dividends receivable	37		916
Receivable for capital shares issued	—	(b)	—
Receivable from brokers for investments sold	1,017		—
Prepaid expenses	37		48
Total Assets	78,230		221,535
LIABILITIES:
Dividends payable	—		155
Payable to brokers for investments purchased	912		—
Payable for capital shares redeemed	42		—
Accrued expenses and other payables:
Investment advisory fees	21		14
Administration fees	—	(b)	1
Custodian fees	10		33
Accounting fees	—	(b)	—	(b)
Transfer agent fees	3		3
Other	1		3
Total Liabilities	989		209
Net Assets:	$77,241		$221,326
NET ASSETS:
Capital	71,552		221,328
Accumulated undistributed net investment income	77		—
Net unrealized appreciation from investments	5,029		—
Accumulated net realized gains (losses) from investment transactions	583		(2)
Net Assets	$77,241		$221,326
Outstanding units of beneficial interest (shares)	6,774		221,333
Net asset value
Offering and Redemption price per share	$11.40		$1.00

(a)  Value is equal to amortized cost.

(b)  Rounds to less than $1,000.

See notes to financial statements.

  Statements of Operations
The Victory Institutional Funds  For the Six Months Ended April 30, 2006

(Amounts in Thousands)  (Unaudited)

	Institutional Diversified Stock Fund		Institutional Liquid Reserves Fund
Investment Income:
Interest income	$66		$7,627
Dividend income	395		—
Total Income	461		7,627
Expenses:
Investment advisory fees	146		206
Administration fees	12		39
Accounting fees	16		17
Custodian fees	12		29
Legal and audit fees	12		35
Trustees' fees and expenses	2		15
Chief Compliance Officer fees and expenses	—	(a)	4
Transfer agent fees	14		22
Registration fees	13		38
Printing fees	3		3
Other	1		17
Total expenses	231		425
Expenses waived/reimbursed by Adviser	(68)		(172)
Net Expenses	163		253
Net investment income	298		7,374
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions	688		(1)
Net change in unrealized appreciation/depreciation from investments	5,142		—
Net realized/unrealized gains (losses) from investments	5,830		(1)
Change in net assets resulting from operations	$6,128		$7,373

(a)  Rounds to less than $1,000

See notes to financial statements.

The Victory Institutional Funds  Statements of Changes in Net Assets

(Amounts in Thousands)

	Institutional Diversified Stock Fund		Institutional Liquid Reserves Fund
	Six Months Ended April 30, 2006	Year Ended October 31, 2005(a)	Six Months Ended April 30, 2006	Year Ended October 31, 2005
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$298	$95	$7,374	$12,748
Net realized gains (losses) from investment transactions	688	(105)	(1)	(1)
Net change in unrealized appreciation/ depreciation from investments	5,142	(113)	—	—
Change in net assets resulting from operations	6,128	(123)	7,373	12,747
Distributions to Shareholders:
From net investment income	(245)	(71)	(7,374)	(12,753)
Change in net assets from distributions to shareholders	(245)	(71)	(7,374)	(12,753)
Capital Transactions:
Proceeds from shares issued	34,681	42,331	2,101,927	4,741,438
Dividends reinvested	196	57	6,575	9,942
Cost of shares redeemed	(5,692)	(21)	(2,202,239)	(4,738,150)
Change in net assets from capital transactions	29,185	42,367	(93,737)	13,230
Change in net assets	35,068	42,173	(93,738)	13,224
Net Assets:
Beginning of period	42,173	—	315,064	301,840
End of period	$77,241	$42,173	$221,326	$315,064
Share Transactions:
Issued	3,127	4,133	2,101,927	4,741,438
Reinvested	18	6	6,575	9,942
Redeemed	(508)	(2)	(2,202,239)	(4,738,150)
Change in shares	2,637	4,137	(93,737)	13,230
Accumulated undistributed net investment income	$77	$24	$—	$—

(a)  Reflects operations for the period from June 27, 2005 (date of commencement of operations) to October 31, 2005.

See notes to financial statements.

The Victory Institutional Funds  Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Institutional Diversified
	Stock Fund
	Six Months Ended April 30, 2006		June 27, 2005 through October 31, 2005(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.19		$10.00
Investment Activities:
Net investment income	0.05		0.02
Net realized and unrealized gains on investments	1.21		0.19	(d)
Total from Investment Activities	1.26		0.21
Distributions
Net investment income	(0.05)		(0.02)
Net Asset Value, End of Period	$11.40		$10.19
Total Return	12.33	%(b)	2.08	%(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$77,241		$42,173
Ratio of expenses to average net assets	0.56	%(c)	0.61	%(c)
Ratio of net investment income to average net assets	1.02	%(c)	0.86	%(c)
Ratio of expenses to average net assets*	0.79	%(c)	1.13	%(c)
Ratio of net investment income to average net assets*	0.79	%(c)	0.34	%(c)
Portfolio turnover	54	%(b)	28	%(b)

*  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d)  The amount shown for a share outstanding throughout the period does not accord with the ag-gregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See notes to financial statements.

The Victory Institutional Funds  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	Institutional Liquid
	Reserves Fund
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	August 2, 2004 through October 31, 2004(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000
Investment Activities:
Net investment income	0.021		0.028	0.004
Net realized losses from investment transactions	—		— (b)	—
Total from Investment Activities	0.021		0.028	0.004
Distributions
Net investment income	(0.021)		(0.028)	(0.004)
Net Asset Value, End of Period	$1.000		$1.000	$1.000
Total Return	2.14	%(b)	2.82%	0.38	%(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$221,326		$315,064	$301,840
Ratio of expenses to average net assets	0.15	%(c)	0.14%	0.14	%(c)
Ratio of net investment income to average net assets	4.30	%(c)	2.71%	1.62	%(c)
Ratio of expenses to average net assets*	0.25	%(c)	0.24%	0.25	%(c)
Ratio of net investment income to average net assets*	4.20	%(c)	2.61%	1.51	%(c)

*  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

See notes to financial statements.

  Notes to Financial Statements
The Victory Institutional Funds  April 30, 2006

  (Unaudited)

1.  Organization:

The Victory Institutional Funds (the "Trust") was organized on August 1, 2003 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust presently offers shares of 2 funds. The accompanying financial statements are those of the Institutional Diversified Stock Fund and the Institutional Liquid Reserves Fund (collectively, the "Funds").

The Funds are authorized to issue one class of shares.

The Institutional Diversified Stock Fund seeks to provide long-term growth of capital. The Institutional Liquid Reserves Fund seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Portfolio securities of the Funds that are listed or traded on domestic securities exchanges or the Nasdaq/NMS, including American Depositary Receipts, are valued at the closing price on the exchange or system where the security is principally traded, or at the Nasdaq Official Closing Price. If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded, if applicable. Short-term investments maturing in 60 days or less and investments in the Institutional Liquid Reserves Fund are valued at amortized cost, which approximates market value, or at original cost, which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. Investments for which there are no such quotations, or for which the quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees (the "Board"). Investments in other open-end investment companies are valued at net asset value.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Continued

  Notes to Financial Statements — continued
The Victory Institutional Funds  April 30, 2006

  (Unaudited)

Repurchase Agreements:

Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund's investment adviser deems creditworthy under guidelines approved by the Board. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement periods at a stated price and/or yield, thereby, involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until that transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable to brokers for investments purchased on the statements of assets and liabilities. As of April 30, 2006, the Funds had no outstanding, "when-issued" purchase commitments.

Dividends to Shareholders:

Dividends form net investment income are declared and paid quarterly by the Institutional Diversified Stock Fund. Dividends from net investment income are declared daily and paid monthly by the Institutional Liquid Reserves Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, and distributions), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital in the statements of assets and liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Continued

  Notes to Financial Statements — continued
The Victory Institutional Funds  April 30, 2006

  (Unaudited)

Other:

Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to each Fund on the basis of relative net assets or other appropriate basis.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the period ended April 30, 2006 were as follows for the Institutional Diversified Stock Fund (amounts in thousands):

Fund Name	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Institutional Diversified Stock Fund	$58,627	$29,837	$—	$—

4.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyBank National Association. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds as follows: 0.50% for the Institutional Diversified Stock Fund and 0.12% for the Institutional Liquid Reserves Fund. The Adviser may use a portion of its fees to assist with the distribution and marketing expenses for the benefit of the Funds.

BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an indirect, wholly owned subsidiary of The BISYS Group, Inc., serves as the Administrator to the Funds. Certain officers of the Trust are affiliated with BISYS Ohio or the Adviser. Such officers, except the Trust's Chief Compliance Officer ("CCO"), receive no direct payments or fees from the Funds for serving as officers of the Trust. The Trust pays the compensation and reimburses the out-of-pocket expenses of the CCO, as approved by the Board.

Under the terms of the Administration Agreement, the Administrator's fee is computed daily and paid monthly at the annual rate of 0.03% of the Trust's average daily net assets up to $100 million, and 0.02% for all net assets exceeding $100 million, subject to an annual minimum fee of $25,000 per year.

BISYS Ohio also serves the Trust as Fund Accountant and Transfer Agent for the Funds. Under the terms of the Fund Accounting Agreement, BISYS Ohio is entitled to fees on a per fund basis of $25,000 per year. In addition, BISYS Ohio is also entitled to service fees and reimbursement of out-of-pocket expenses incurred in providing fund accounting services. Under the terms of the Transfer Agency Agreement, BISYS Ohio is entitled to fees on a per fund basis of $25,000 per year. In addition, BISYS Ohio is also entitled to account-based fees along with reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

Victory Capital Advisers, Inc. (the "Distributor") serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor is not affiliated with the Adviser but is an affiliate of BISYS Ohio.

The Trustees have adopted a Rule 12b-1 Distribution and Service Plan (the "Plan") for the Institutional Liquid Reserves Fund. The amount payable by the Fund under the Plan is up to 0.05% of the Fund's average daily net assets. The service fee is paid to broker and financial institutions that provide distribution and selling services and personal services to its clients who are shareholders. No fees are currently being paid under the Plan.

The Trust has also adopted a "defensive" Rule 12b-1 Plan on behalf of the Institutional Diversified Stock Fund. The Trustees have adopted this Plan to allow the Adviser and the Distributor to incur certain expenses that might be considered to constitute indirect payment by the Fund of distribution expenses. No separate payments are authorized to be made by the Fund pursuant to this Plan. Under this Plan, if a payment to the Adviser of management fees or to the Distributor of administrative fees

Continued

  Notes to Financial Statements — continued
The Victory Institutional Funds  April 30, 2006

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should be deemed to be indirect financing by the Trust of the distribution of Fund shares, such payment is authorized by this Plan. No fees are currently being paid under this plan.

The Adviser has entered into an expense limitation agreement with the Institutional Diversified Stock Fund. Under the terms of the agreement, to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed 0.70% of the average daily net assets of the Fund, such excess amounts will be the liability of the Adviser.

This expense limitation agreement will be in effect until at least February 28, 2007. The Adviser, Administrator, or other service providers may voluntarily waive or reimburse fees to assist the Funds in maintaining competitive expense ratios. These amounts are not available to be recouped at a future time.

5   Line of Credit:

The Institutional Liquid Reserves Fund participated in a line of credit agreement with The Bank of New York ("BNY") until February 27, 2006. Under the agreement, the Trust could borrow up to $75 million. The purpose of the agreement was to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. BNY did not receive a commitment fee. As of April 30, 2006, the Fund had no line of credit agreements.

The Victory Institutional Funds  Supplemental Information

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities and, information regarding how the Funds voted proxies related to portfolio securities held during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 800-242-9596 and on the Securities and Exchange Commissions website at http://www.sec.gov.

Availability of Schedules of Investments:

The Trust files its complete schedules of investments with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the Public Reference Room can be obtained by calling 1-800-SEC-0330.

Expense Examples

As a shareholder of the Victory Institutional Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Victory Institutional Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 through April 30, 2006.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expense Paid During Period* 11/1/05-4/30/06	Expense Ratio During Period 11/1/05-4/30/06
Institutional Diversified Stock Fund	$1,000.00	$1,123.30	$2.95	0.56%
Institutional Liquid Reserves Fund	$1,000.00	$1,021.40	$0.75	0.15%

Continued

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  (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Victory Institutional Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expense Paid During Period* 11/1/05-4/30/06	Expense Ratio During Period 11/1/05-4/30/06
Institutional Diversified Stock Fund	$1,000.00	$1,022.02	$2.81	0.56%
Institutional Liquid Reserves Fund	$1,000.00	$1,024.05	$0.75	0.15%

Portfolio Holdings
(As a Percentage of Total Investments)

Institutional Liquid Reserves Fund	Institutional Diverisified Stock Fund

Continued

The Victory Institutional Funds  Supplemental Information — continued

Trustee and Officer Information  (Unaudited)

Board of Trustees.

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board, in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees"). The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, length of time served, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. In addition to the Trust, each Trustee oversees one portfolio in the Victory Variable Insurance Funds and 20 portfolios in The Victory Portfolios. The Victory Variable Insurance Funds and The Victory Portfolios are registered investment companies that, together with the Trust, comprise the "Victory Fund Complex." There is no defined term of office and each Trustee serves until the earlier of his or her resignation, retirement, removal, death, or the election of a qualified successor. Each Trustee's address is c/o The Victory Institutional Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

Independent Trustees.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Mr. David Brooks Adcock, 54	Trustee	February 2005	General Counsel, Duke University and Duke University Health System.	Durham Casualty Co., Ltd.

Mr. Nigel D. T. Andrews, 58	Vice Chair and Trustee	August 2003	Retired (since 2001); Managing Director (2000-2001), Internet Capital Group (venture capital); Executive Vice President (1993-2000), GE Capital (financial services).	Chemtura Corporation; Old Mutual plc.

Ms. E. Lee Beard, 54	Trustee	February 2005	Principal Owner (since 2005) The Henlee Group, LLC; President/Owner (2003-2005) ELB Consultants; President, Chief Executive Officer and Director (1998-2003) Northeast Pennsylvania Financial Corp. (full service financial services); President, Chief Executive Officer and Director (1993-2003), First Federal Bank (full service financial services).	None.

Ms. Jakki L. Haussler, 48	Trustee	February 2005	Chairman and Chief Executive Officer, Opus Capital Management, Inc. (asset management); Partner (since 2002), Adena Ventures, LP (venture capital); Managing Director (since 2001), Capvest Venture Fund, LP (venture capital).	None.

Continued

The Victory Institutional Funds  Supplemental Information — continued

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Ms. Frankie D. Hughes, 53	Trustee	August 2003	Principal and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management).	None.

Ms. Lyn Hutton, 56	Trustee	August 2003	Executive Vice President and Chief Investment Officer, The Commonfund for Nonprofit Organizations (since January 2003); Vice President and Chief Financial Officer, John D. & Catherine T. MacArthur Foundation (grant making) (June 1998-December 2002).	Chittenden Corporation.

Dr. Thomas F. Morrissey, 71	Trustee	August 2003	Professor (Emeritus since 2004), Weatherhead School of Management, Case Western Reserve University.	None.

Ms. Karen F. Shepherd, 65	Trustee	August 2003	Member, Shepherd Properties, LC and Vincent Shepherd Investments, LC (real estate investments); EMILY's List (political action committee) (2002-2003); U.S. Executive Director (1996-2002), European Bank for Reconstruction and Development.	UBS Bank USA; OC Tanner Co.

Mr. Leigh A. Wilson, 61	Chair and Trustee	August 2003	Chief Executive Officer, New Century Living, Inc. (full service independent living for senior citizens); Director, The Mutual Fund Directors Forum, since 2004.	Chair, Old Mutual Advisor Funds II (18 portfolios).

Interested Trustee.*

Mr. Roger Noall, 70	Trustee	August 2003	Retired (since February 2000); Executive (1997-2000), KeyCorp.	Alleghany Corporation.

*Mr. Noall is an "interested person" of the Trust by reason of his prior relationship with KeyCorp.

Continued

The Victory Institutional Funds  Supplemental Information — continued

  (Unaudited)

Officers.

The officers of the Trust, their ages, the length of time served and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219-3035. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. BISYS Fund Services Ohio, Inc. ("BISYS") receives fees from the Trust as Administrator.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Mr. David C. Brown, 33	President	January 2006	Senior Managing Director of the Adviser (since July 2004). Chief Financial Officer and Chief Operating Officer, Gartmore Emerging Managers (February 2002-July 2004). VP of Global Strategic Planning, Gartmore Global (Prior to February 2002).

Mr. Michael Policarpo, II, 32	Vice President	May 2006	Managing Director of the Adviser (since July 2005). Vice President of Finance, Gartmore Global (August 2004-July 2005). CFO, Advisor Services, Gartmore Global (August 2003-August 2004). Corporate Controller Gartmore Global (June 2000-August 2003).

Mr. Christopher K. Dyer, 44	Secretary	February 2006	Head of Mutual Fund Administration, the Adviser

Mr. Jay G. Baris, 52	Assistant Secretary	August 2003	Partner, Kramer Levin Naftalis & Frankel LLP.

Mr. Christopher E. Sabato, 37	Treasurer	May 2006	Vice President, Fund Administration, BISYS.

Mr. Martin R. Dean, 41	Assistant Vice President and Anti-Money Laundering Compliance Officer	May 2004	Vice President, Fund Administration, BISYS.

Mr. Edward J. Veilleux, 62	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting) since 2002; Director of Deutsche Asset Management from 1987 to 2002.

Continued

The Victory Institutional Funds  Supplemental Information — continued

  (Unaudited)

Advisory Contract Renewal:

Considerations of the Board in Continuing the Advisory Agreement. The Board of Trustees (the "Board") of The Victory Institutional Funds (the "Trust") last approved the advisory agreement (the "Advisory Agreement") between the Trust, on behalf of its series portfolios (the "Funds"), and Victory Capital Management Inc., the Funds' investment adviser (the "Adviser"), at a meeting called for that purpose on December 14, 2005, following review of the Agreement and related matters at meetings on October 26 and 27, 2005. In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by the Adviser and certain independent consultants, that the Board believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information, and was advised by legal counsel to the Trust and by legal counsel to the Independent Trustees with respect to its deliberations. In considering the Advisory Agreement, the Board reviewed numerous factors with respect to the Funds Although the investment performance of each Fund during the year was a significant factor in determining that the Advisory Agreement should be continued, the Board considered the following additional factors, among others, in evaluating the fairness and reasonableness of the compensation to be paid to the Adviser:

• Services provided under the Advisory Agreement;

• Requirements of the Funds for the services provided by the Adviser;

• The quality of the services previously provided and expected to be provided in the future;

• Fees payable for the services;

• Total expenses of the Funds;

• Whether the Adviser realized economies of scale and shared them with the shareholders;

• The Adviser's commitment to operating the Funds at competitive expense levels;

• Profitability of the Adviser with respect to its relationship with the Funds;

• Soft-dollar and other service benefits received by the Adviser, including sources of revenue to affiliates of the Adviser from serving as the Funds' securities lending agent;

• Capabilities and financial condition of the Adviser;

• Current economic and industry trends; and

• Historical relationship between the Funds and the Adviser.

Current management fees were reviewed in the context of the Adviser's profitability. In addition, the Board reviewed an analysis prepared by an independent third party, comparing each Fund's expense ratio, advisory fee and performance with comparable mutual funds. The Board also reviewed fees that the Adviser charged for managing the assets of similarly-managed institutional accounts.

Based upon its review of these factors, the Board reached the following conclusions:

1.  Nature and quality of services. The nature and quality of the Adviser's services appeared to be thorough and professional, and appropriate to the management of each Fund's assets in accordance with its investment policies and restrictions, and applicable law.

2.  Performance. Both Funds had outperformed their peers during one or more comparison periods. The Board also took into consideration the Adviser's willingness to waive fees or reimburse the expenses of the Institutional Diversified Stock Fund.

3.  Profitability to the Adviser. The revenues from the advisory fees that the Funds paid to the Adviser, as well as "fall-out" and other related revenues that the Adviser and its affiliates received from providing securities lending services, among others, were reasonable and within industry ranges.

4.  Economies of scale. Each Fund's advisory fee was within the range of advisory fees charged to similar funds sold to institutional investors. In addition, the Adviser's willingness to limit the Institutional Diversified Stock Fund's expenses provided stability to that Fund's expenses.

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board, including a majority of the Independent Trustees, determined that renewing the Advisory Agreement was consistent with the best interests of the Funds and their shareholders and that the fees payable thereunder were fair and reasonable. Accordingly, the Board, including a majority of the Independent Trustees, unanimously approved the Advisory Agreement for an additional year on the basis of the foregoing review and discussions.

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PRSRT STD
U.S. POSTAGE
PAID
Boston, MA
Permit No. 57842

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our web site at:	Call Victory at:
www.VictoryConnect.com	866-689-6999

VF-INST-SEMI 4/06

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable. [If an open-end fund or if the closed end fund has none to report.]

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Victory Institutional Funds

By (Signature and Title)*		/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	July 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David C. Brown
David C. Brown, President
Date	July 7, 2006

By (Signature and Title)*		/s/ Chrsitopher E. Sabato
Chrsitopher E. Sabato, Treasurer
Date	July 7, 2006